WESTWOOD QUALITY MIDCAP FUND
SCHEDULE OF INVESTMENTS
January 31, 2026 (Unaudited)

COMMON STOCKS - 97.0%	Shares	Value
Consumer Discretionary - 11.8%
Automotive - 2.2%
Modine Manufacturing Company (a)	189	$ 34,901

Home Construction - 1.5%
Toll Brothers, Inc.	173	24,997

Leisure Facilities & Services - 3.2%
Texas Roadhouse, Inc.	176	31,655
Vail Resorts, Inc.	152	20,227
		51,882
Retail - Discretionary - 4.9%
Lithia Motors, Inc.	70	22,641
O'Reilly Automotive, Inc. (a)	324	31,885
Ulta Beauty, Inc. (a)	38	24,599
		79,125
Consumer Staples - 6.7%
Food - 1.4%
McCormick & Company, Inc.	358	22,135

Household Products - 3.3%
Church & Dwight Company, Inc.	279	26,854
Interparfums, Inc.	271	26,441
		53,295
Retail - Consumer Staples - 2.0%
BJ's Wholesale Club Holdings, Inc. (a)	350	32,354

Energy - 6.9%
Oil & Gas Producers - 6.9%
Chord Energy Corporation	350	35,084
Diamondback Energy, Inc.	162	26,560
Gulfport Energy Corporation (a)	113	23,071
Permian Resources Corporation - Class A	1,714	27,647
		112,362

WESTWOOD QUALITY MIDCAP FUND
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 97.0% (Continued)	Shares	Value
Financials - 15.9%
Asset Management - 2.0%
LPL Financial Holdings, Inc.	87	$ 31,712

Banking - 4.6%
Cullen/Frost Bankers, Inc.	174	23,980
Glacier Bancorp, Inc.	501	25,391
SouthState Bank Corporation	251	25,685
		75,056
Institutional Financial Services - 3.6%
Intercontinental Exchange, Inc.	196	34,061
Piper Sandler Companies	69	23,898
		57,959
Insurance - 5.7%
American International Group, Inc.	549	41,109
Arthur J. Gallagher & Company	90	22,443
Brown & Brown, Inc.	406	29,273
		92,825
Health Care - 6.8%
Health Care Facilities & Services - 2.5%
Henry Schein, Inc. (a)	314	23,701
McKesson Corporation	19	15,793
		39,494
Medical Equipment & Devices - 4.3%
Avantor, Inc. (a)	1,282	13,999
Cooper Companies, Inc. (The) (a)	399	32,471
Zimmer Biomet Holdings, Inc.	267	23,248
		69,718
Industrials - 9.8%
Electrical Equipment - 4.4%
BWX Technologies, Inc.	79	16,229
Hubbell, Inc.	54	26,349
Littelfuse, Inc.	87	28,167
		70,745
Machinery - 3.5%
MSA Safety, Inc.	184	32,595

WESTWOOD QUALITY MIDCAP FUND
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 97.0% (Continued)	Shares	Value
Industrials - 9.8% (Continued)
Machinery - 3.5% (Continued)
Veralto Corporation	243	$ 24,052
		56,647
Transportation & Logistics - 1.9%
Old Dominion Freight Line, Inc.	184	31,869

Materials - 13.1%
Chemicals - 3.3%
Corteva, Inc.	460	33,488
Hawkins, Inc.	154	20,059
		53,547
Construction Materials - 3.2%
Advanced Drainage Systems, Inc.	154	23,414
Eagle Materials, Inc.	137	27,922
		51,336
Containers & Packaging - 3.6%
Crown Holdings, Inc.	232	24,286
Packaging Corporation of America	154	34,272
		58,558
Metals & Mining - 3.0%
Cameco Corporation	222	27,392
Pan American Silver Corporation	386	21,076
		48,468
Real Estate - 7.8%
REITs - 7.8%
Agree Realty Corporation	435	31,420
Federal Realty Investment Trust	311	31,461
Healthpeak Properties, Inc.	1,873	32,290
Ventas, Inc.	398	30,913
		126,084
Technology - 11.9%
Semiconductors - 7.3%
Allegro MicroSystems, Inc. (a)	763	28,162
Lattice Semiconductor Corporation (a)	286	23,029
Marvell Technology, Inc.	481	37,961

WESTWOOD QUALITY MIDCAP FUND
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 97.0% (Continued)	Shares	Value
Technology - 11.9% (Continued)
Semiconductors - 7.3% (Continued)
Rambus, Inc. (a)	252	$ 28,685
		117,837
Software - 3.1%
Pegasystems, Inc.	554	24,204
Verra Mobility Corporation (a)	1,366	26,364
		50,568
Technology Services - 1.5%
CACI International, Inc. - Class A (a)	40	24,823

Utilities - 6.3%
Electric Utilities - 6.3%
Alliant Energy Corporation	355	23,398
CMS Energy Corporation	437	31,241
DTE Energy Company	175	23,517
Evergy, Inc.	315	24,170
		102,326

Total Common Stocks (Cost $1,313,235)		$ 1,570,623

MONEY MARKET FUNDS - 2.8%	Shares	Value
First American Treasury Obligations Fund - Class X, 3.59% (b) (Cost $44,611)	44,611	$ 44,611

Investments at Value - 99.8% (Cost $1,357,846)		$ 1,615,234

Other Assets in Excess of Liabilities - 0.2%		3,908

Net Assets - 100.0%		$ 1,619,142

(a)	Non-income producing security.
(b)	The rate shown is the 7-day effective yield as of January 31, 2026.